Long Term Debt (Narrative) (Details)	1 Months Ended	12 Months Ended		51 Months Ended	12 Months Ended				12 Months Ended				12 Months Ended												12 Months Ended
	Dec. 28, 2013 CAD	Dec. 28, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 28, 2013 USD ($)	Dec. 28, 2013 Warrants [Member]	Dec. 31, 2012 Warrants [Member]	Dec. 28, 2013 Convertible Notes [Member] USD ($)	Dec. 28, 2013 Convertible Notes [Member] CAD	Dec. 31, 2012 Convertible Notes - 2012 [Member] USD ($)	Dec. 31, 2012 Convertible Notes - 2012 [Member] CAD	Dec. 28, 2013 Convertible Notes - 2012 [Member] USD ($)	Dec. 28, 2013 Convertible Notes - 2012 [Member] CAD	Dec. 28, 2013 Convertible Notes - 2013 [Member] USD ($)	Dec. 28, 2013 Convertible Notes - 2013 [Member] CAD	Dec. 28, 2013 Convertible Notes - 2013 [Member] Agent warrants [Member] USD ($)	Dec. 28, 2013 Convertible Notes - 2013 [Member] Brokers Warrants [Member] USD ($)	Dec. 28, 2013 Guaranty and Security Agreement - amendment [Member] USD ($)	Dec. 28, 2013 Closing a subordinated convertible debenture [Member] USD ($)	Dec. 28, 2013 Closing a subordinated convertible debenture [Member] CAD	Dec. 28, 2013 Closing a subordinated convertible debenture [Member] Warrants [Member] USD ($)	Dec. 28, 2013 Closing a subordinated convertible debenture [Member] Warrants [Member] CAD	Dec. 28, 2013 Closing a subordinated convertible debenture [Member] Convertible Notes - 2013 [Member] USD ($)	Dec. 28, 2013 Closing a subordinated convertible debenture [Member] Convertible Notes - 2013 [Member] CAD	Jul. 26, 2013 Closing a subordinated convertible debenture [Member] Convertible Notes - 2013 [Member] CAD	Dec. 28, 2013 Naturally Advanced Technologies [Member] USD ($)
Notes Issued									$ 10,051,262	10,000,000			$ 4,943,643	5,000,000
Debt Instrument, Interest Rate, Stated Percentage									10.00%	10.00%			10.00%	10.00%										10.00%
Interest Payable									277,513	277,397	264,143	281,471	114,412	121,918								80,893	86,200
Payments of deferred debt issuance costs		886,733	1,083,936						1,083,936	1,019,069			427,049	487,830
Debt Instrument, Convertible, Conversion Price							$ 2.85	2.90																1.25
Business Acquisition, Cost of Acquired Entity, Purchase Price																	3,922,240								5,500,000
Deferred financing costs																337,469
Proceeds from Convertible Debt		8,307,249	10,051,262	18,358,511																		3,363,606	3,535,000
Class of Warrant or Right, Grants in Period, Net of Forfeitures		6,353,963	541,167												192,360			2,828,000	2,828,000
Class of Warrant or Right, Grants in Period, Exercise Price	0.70		$ 3.45													$ 1.25	$ 1.25	$ 2.00
Warrants Issued During Period, Value			280,496												66,278		79,931	974,387	1,003,910	754,829	777,700	2,295,309	2,757,300
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate					0.00%	0.00%										0.00%	0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate					60.00%											56.00%	56.00%	56.00%	56.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate					0.09%											0.59%	0.59%	0.59%	0.59%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term					0 years 7 months 13 days											2 years 9 months 29 days	2 years 5 months 1 day	2 years 9 months 29 days	2 years 9 months 29 days
Amortization of debt discount																	94,030
Deferred Issuance costs for convertible debenture		886,733	1,083,936	1,970,669									373,861		440,139
Additional Paid-in Capital		9,934,322	7,061,406	9,934,322									102,670
Amortization of deferred debt issuance costs		$ 346,789	$ 59,642